UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche Municipal Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2015

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2015

Semiannual Report
to Shareholders

Deutsche Strategic High Yield Tax-Free Fund

Contents

3 Letter to Shareholders

5 Performance Summary

9 Portfolio Management Team

9 Portfolio Summary

12 Investment Portfolio

34 Statement of Assets and Liabilities

36 Statement of Operations

37 Statement of Cash Flows

38 Statement of Changes in Net Assets

39 Financial Highlights

44 Notes to Financial Statements

56 Information About Your Fund's Expenses

58 Advisory Agreement Board Considerations and Fee Evaluation

63 Account Management Resources

65 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the fund's gains or losses. Although the fund seeks income that is exempt from federal income taxes, a portion of the fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

The global economy appears to be on track for continued, albeit modest, growth over the next year, with the U.S. leading Europe and Japan. Here at home, employment growth continues, although the pace has slowed in recent months. Housing data is positive and household finances are benefitting from lower levels of debt and debt service, gains in real income and lower energy prices.

Growth overseas, particularly in emerging economies, is a lingering concern. The stronger dollar and sluggish growth abroad have had a negative impact on U.S. exporters and manufacturers, and lower global energy prices have taken a toll on the domestic energy sector. Nevertheless, our economists see sufficient reason to expect the U.S. economy overall to maintain its moderate expansionary path.

For months, the most persistent question has been when the Federal Reserve Board would begin to tighten its monetary policy. That question was answered on December 16, when the Fed bumped short-term rates up by 0.25%. Based on financial data and guidance from the Fed itself, analysts agree that the tightening process is likely to be "low and slow."

As always, we encourage you to visit deutschefunds.com for timely information and insights about economic developments and your Deutsche fund investment. With frequent updates from our CIO Office and economists, we want to ensure that you are equipped to make informed decisions.

Thank you for your continued investment. We appreciate the opportunity to serve your investment needs.

Best regards,

Brian Binder President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Performance Summary November 30, 2015 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/15
Unadjusted for Sales Charge	1.95%	3.26%	5.35%	4.60%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–0.85%	0.42%	4.76%	4.31%
Barclays Municipal Bond Index†	2.37%	3.10%	4.79%	4.73%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.15%	4.47%	4.51%
Adjusted for the Maximum Sales Charge (max 2.75% load)		0.31%	3.89%	4.22%
Barclays Municipal Bond Index†		3.16%	4.14%	4.64%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/15
Unadjusted for Sales Charge	1.56%	2.47%	4.55%	3.81%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	–2.43%	–0.49%	4.38%	3.81%
Barclays Municipal Bond Index†	2.37%	3.10%	4.79%	4.73%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.37%	3.68%	3.72%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)		–0.60%	3.51%	3.72%
Barclays Municipal Bond Index†		3.16%	4.14%	4.64%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/15
Unadjusted for Sales Charge	1.49%	2.50%	4.55%	3.82%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	0.49%	2.50%	4.55%	3.82%
Barclays Municipal Bond Index†	2.37%	3.10%	4.79%	4.73%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.47%	3.71%	3.73%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		2.47%	3.71%	3.73%
Barclays Municipal Bond Index†		3.16%	4.14%	4.64%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/15
No Sales Charges	2.08%	3.52%	5.61%	4.86%
Barclays Municipal Bond Index†	2.37%	3.10%	4.79%	4.73%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
No Sales Charges		3.41%	4.73%	4.76%
Barclays Municipal Bond Index†		3.16%	4.14%	4.64%
Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/15
No Sales Charges	2.05%	3.49%	5.61%	4.87%
Barclays Municipal Bond Index†	2.37%	3.10%	4.79%	4.73%
Average Annual Total Returns as of 9/30/15 (most recent calendar quarter end)
No Sales Charges		3.39%	4.73%	4.78%
Barclays Municipal Bond Index†		3.16%	4.14%	4.64%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2015 are 1.00%, 1.78%, 1.76%, 0.83% and 0.75% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
■ Deutsche Strategic High Yield Tax-Free Fund — Class A ■ Barclays Municipal Bond Index†

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
11/30/15	$ 12.35	$ 12.35	$ 12.35	$ 12.36	$ 12.36
5/31/15	$ 12.39	$ 12.39	$ 12.40	$ 12.40	$ 12.40
Distribution Information as of 11/30/15
Income Dividends, Six Months	$ .28	$ .23	$ .23	$ .29	$ .29
November Income Dividend	$ .0465	$ .0386	$ .0390	$ .0491	$ .0485
SEC 30-day Yield‡‡	2.36%	1.69%	1.69%	2.68%	2.68%
Tax Equivalent Yield‡‡	4.17%	2.99%	2.99%	4.73%	4.73%
Current Annualized Distribution Rate‡‡	4.52%	3.75%	3.79%	4.77%	4.71%

‡‡ The SEC yield is net investment income per share earned over the month ended November 30, 2015 shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.30%, 1.48%, 1.63%, 2.57% and 2.56% for Classes A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund's yield and a marginal federal income rate of 43.4%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 4.46%, 3.54%, 3.73%, 4.66% and 4.59% for Classes A, B, C, S and Institutional shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management Team

Philip G. Condon, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1987.

— Joined Deutsche Asset & Wealth Management in 1983.

— Vice Chairman of Deutsche Asset & Wealth Management, Americas; formerly, Head of Municipal Bonds.

— BA and MBA, University of Massachusetts at Amherst.

Rebecca L. Flinn, Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 1998.

— Joined Deutsche Asset & Wealth Management in 1986.

— BA, University of Redlands, California.

A. Gene Caponi, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2009.

— Joined Deutsche Asset & Wealth Management in 1998.

— BS, State University of New York, Oswego; MBA, State University of New York at Albany.

Ashton P. Goodfield, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 1986.

— Co-Head of Municipal Bonds.

— BA, Duke University.

Carol L. Flynn, CFA, Managing Director

Co-Lead Portfolio Manager of the fund. Began managing the fund in 2014.

— Joined Deutsche Asset & Wealth Management in 1994.

— Co-Head of Municipal Bonds.

— BS, Duke University; MBA, University of Connecticut.

Portfolio Summary (Unaudited)

Investment Portfolio as of November 30, 2015 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 94.2%
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025, GTY: Citibank NA	4,000,000	4,742,360
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	3,930,000	4,608,200
Tempe, AZ, Industrial Development Authority Revenue, Tempe Life Care Village, Inc.:
Series A, 6.25%, 12/1/2042	1,535,000	1,664,032
Series A, 6.25%, 12/1/2046	1,400,000	1,515,220
Yavapai County, AZ, Industrial Development Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A-1, AMT, 4.9%, 3/1/2028	5,000,000	5,083,700
		17,613,512
California 9.8%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.75%, 6/1/2047	5,000,000	4,632,400
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	8,750,000	12,414,325
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	5,512,150
California, State General Obligation:
5.0%, 8/1/2034	5,185,000	5,722,684
5.5%, 3/1/2040	5,130,000	5,935,513
California, State General Obligation, Various Purposes:
5.0%, 11/1/2032	10,000,000	10,782,400
5.75%, 4/1/2031	23,360,000	26,966,317
California, State Public Works Board, Lease Revenue, Series B, 5.0%, 10/1/2039	5,500,000	6,302,065
California, State Public Works Board, Lease Revenue, Capital Projects:
Series A-1, 6.0%, 3/1/2035	10,175,000	12,039,874
Series I-1, 6.375%, 11/1/2034	5,000,000	5,997,250
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	1,305,000	1,380,259
Series A, 5.5%, 12/1/2054	1,305,000	1,385,845
California, Statewide Communities Development Authority Revenue, Terraces At San Joaquin Gardens Project:
Series A, 5.625%, 10/1/2032	500,000	532,675
Series A, 6.0%, 10/1/2042	1,000,000	1,075,790
Series A, 6.0%, 10/1/2047	1,000,000	1,073,710
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co., Inc.	620,000	728,655
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	2,850,000	3,245,323
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	3,250,000	3,957,200
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,050,000	2,376,606
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	11,000,000	12,168,640
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 5.125%, 11/1/2039	10,400,000	11,776,544
San Francisco, CA, City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay South Redevelopment, Series D, 7.0%, 8/1/2041	1,400,000	1,683,136
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	3,555,000	3,815,937
Vernon, CA, Electric Systems Revenue, Series A, 5.5%, 8/1/2041	2,240,000	2,535,613
		144,040,911
Colorado 1.9%
Colorado, E-470 Public Highway Authority Revenue, Series C, 5.375%, 9/1/2026	2,000,000	2,241,000
Colorado, Health Facilities Authority Revenue, Christian Living Communities Project, Series A, 5.75%, 1/1/2037	1,000,000	1,014,970
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	2,172,980
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	6,365,000	8,031,294
Colorado, Regional Transportation District, Private Activity Revenue, Denver Transit Partners, 6.0%, 1/15/2041	2,000,000	2,249,140
Colorado, State Health Facilities Authority Revenue, Christian Living Community, 6.375%, 1/1/2041	1,615,000	1,745,847
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	4,835,000	5,138,396
Series A, 5.0%, 12/1/2035	2,500,000	2,688,850
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,365,904
		27,648,381
Connecticut 2.0%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	20,000,000	23,777,600
Connecticut, Mashantucket Western Pequot Tribe Bond, 144A, 6.05%, 7/1/2031(PIK)	16,175,162	1,067,076
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,835,210
Hamden, CT, Facility Revenue, Whitney Center Project, Series A, 7.625%, 1/1/2030	1,115,000	1,176,626
		28,856,512
District of Columbia 0.5%
Metropolitan Washington, DC, Airport Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital Important Project, Series A, 5.0%, 10/1/2053	7,000,000	7,435,330
Florida 6.8%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	165,000	165,069
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	4,000,000	4,735,160
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	5,885,000	5,964,624
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	7,905,000	6,749,052
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,132,372
Florida, Village Community Development District No. 9, Special Assessment Revenue:
5.5%, 5/1/2042	1,400,000	1,603,896
7.0%, 5/1/2041	1,660,000	2,032,670
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Jetblue Airways Corp. Project, AMT, 5.0%, 11/15/2026	1,500,000	1,563,930
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System:
Series G, Prerefunded, 5.125%, 11/15/2020	1,000,000	1,044,830
Series G, Prerefunded, 5.125%, 11/15/2021	70,000	73,138
Series G, Prerefunded, 5.125%, 11/15/2022	75,000	78,362
Series G, Prerefunded, 5.125%, 11/15/2023	180,000	188,069
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,955,765
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	3,040,000	3,295,482
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center:
5.0%, 11/15/2029	1,000,000	1,115,770
5.0%, 11/15/2044	2,500,000	2,711,125
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	10,000,000	10,924,100
Series A-1, 5.5%, 10/1/2041	5,000,000	5,712,750
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	5,000,000	5,638,950
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2044	2,500,000	2,772,050
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	3,650,000	4,148,189
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, Series C, 5.25%, 10/1/2035	5,000,000	5,428,400
Palm Beach County, FL, Health Facilities Authority, Retirement Community Revenue, Acts Retirement-Life Communities, Inc., 5.5%, 11/15/2033	9,000,000	9,857,700
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027, INS: NATL	2,500,000	2,648,550
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	8,430,480
Series A, 144A, 5.75%, 10/1/2022	9,500,000	10,059,645
		100,030,128
Georgia 3.7%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.375%, 5/15/2043	4,000,000	4,379,160
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	4,915,000	5,639,618
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,045,000	1,045,951
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.375%, 11/1/2039, INS: AGMC	10,000,000	11,259,900
De Kalb County, GA, Hospital Authority Revenue, Anticipation Certificates, Dekalb Medical Center, Inc. Project, 6.125%, 9/1/2040	7,500,000	8,165,550
De Kalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2032	820,000	964,484
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	500,000	572,195
Series A, 5.5%, 8/15/2054	1,820,000	2,132,476
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Obligated Group:
Series A, 5.625%, 8/1/2034	550,000	599,308
Series A, Prerefunded, 5.625%, 8/1/2034	4,950,000	5,552,861
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019, GTY: JPMorgan Chase & Co. (a)	10,000,000	11,102,700
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	2,440,000	2,918,630
		54,332,833
Guam 1.2%
Government of Guam, General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	10,155,000	12,468,309
Guam, International Airport Authority, Series C, AMT, 6.375%, 10/1/2043	1,610,000	1,885,616
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	3,000,000	3,343,740
		17,697,665
Hawaii 1.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 15 Craigside Project, Series A, 9.0%, 11/15/2044	2,000,000	2,488,120
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series B, AMT, 4.6%, 5/1/2026, INS: FGIC	11,790,000	12,152,896
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	2,500,000	2,834,475
		17,475,491
Illinois 5.6%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029, INS: AGMC	175,000	175,697
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	9,955,000	11,594,389
Series B, 6.0%, 1/1/2041	12,095,000	14,282,139
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	1,845,000	1,997,674
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	5,500,000	5,865,640
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg:
Series A, 5.625%, 2/15/2037	5,000,000	4,999,700
7.25%, 2/15/2045	4,000,000	4,276,360
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.125%, 5/15/2040	6,000,000	3,539,940
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, Prerefunded, 5.75%, 11/1/2028, INS: NATL	1,250,000	1,415,825
Illinois, Finance Authority Revenue, Swedish Covenant Hospital, Series A, 6.0%, 8/15/2038	7,830,000	8,684,723
Illinois, Finance Authority Revenue, The Admiral at Lake Project:
Series A, 7.75%, 5/15/2030	1,675,000	1,907,138
Series A, 8.0%, 5/15/2040	1,000,000	1,144,270
Series A, 8.0%, 5/15/2046	3,500,000	4,000,990
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,228,859
Series A, 5.875%, 2/15/2038	500,000	501,010
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	6,405,000	7,615,801
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	5,265,000	5,675,301
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, 5.0%, 12/1/2030	1,500,000	1,688,235
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC (b)	1,935,000	2,143,167
		82,736,858
Indiana 1.5%
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	2,290,000	2,656,056
Indiana, State Finance Authority Revenue, I-69 Development Partners LLC, AMT, 5.25%, 9/1/2034	2,275,000	2,543,678
Indiana, State Health & Educational Financing Authority, Hospital Revenue, Community Foundation of Northwest State:
5.5%, 3/1/2037	850,000	883,796
Prerefunded, 5.5%, 3/1/2037	900,000	954,900
North Manchester, IN, Economic Development Revenue, Peabody Retirement Community Project:
Series B, 1.0%, 12/1/2045	1,332,871	26,098
Series A, 6.05%, 12/1/2045	1,557,576	1,191,094
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	6,220,000	7,599,098
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc.:
144A, 5.5%, 9/1/2027	1,000,000	1,032,280
8.0%, 9/1/2041	4,000,000	4,778,280
		21,665,280
Iowa 0.6%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	1,079,850
6.0%, 6/1/2039	2,000,000	2,151,140
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, Prerefunded, 6.5%, 11/15/2027	5,000,000	5,557,600
		8,788,590
Kansas 0.5%
Lenexa, KS, Health Care Facility Revenue, 5.5%, 5/15/2039	6,340,000	6,421,215
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	1,200,000	1,330,488
		7,751,703
Kentucky 2.1%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	15,000,000	17,195,850
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	3,635,000	3,957,134
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	7,195,000	8,228,346
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	1,000,000	1,023,460
		30,404,790
Louisiana 3.1%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project, Series A, AMT, 5.75%, 9/1/2031	5,000,000	5,249,450
Louisiana, Local Government Environmental Facilities & Community Development, Westlake Chemical Corp., Series A, 6.5%, 8/1/2029	6,055,000	7,124,676
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	6,494,820
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 6.75%, 5/15/2041	2,500,000	2,985,400
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,402,850
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	15,000,000	15,440,250
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	1,820,000	2,027,717
		44,725,163
Maine 0.7%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	9,000,000	10,217,970
Maryland 1.3%
Anne Arundel County, MD, Special Obligation, National Business Park North Project, 6.1%, 7/1/2040	2,200,000	2,329,184
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Series A, 6.125%, 1/1/2036	3,250,000	3,690,050
Maryland, State Health & Higher Educational Facilities Authority Revenue, Doctors Community Hospital, Inc., 5.75%, 7/1/2038	6,250,000	6,608,687
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, 6.25%, 7/1/2031	2,500,000	2,850,775
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, Prerefunded, 5.75%, 1/1/2033	2,660,000	2,926,878
Westminster, MD, Project Revenue, Lutheran Village Millers Grant, Inc., Series A, 6.25%, 7/1/2044	440,000	476,397
		18,881,971
Massachusetts 2.6%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	8,805,000	6,251,550
AMT, 8.0%, 9/1/2035*	960,000	10
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	430,598	2,497
Series A-2, 5.5%, 11/15/2046	86,572	74,376
Series A-1, 6.25%, 11/15/2039	1,621,881	1,559,617
Massachusetts, State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I, 7.25%, 1/1/2032	2,250,000	2,716,155
Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,631,925
Series E-1, 5.125%, 7/1/2038	1,500,000	1,586,760
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,339,190
Series E, 5.0%, 7/15/2032	3,250,000	3,307,427
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	135,000	135,567
Series F, 5.75%, 7/1/2029	1,480,000	1,486,083
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	7,145,000	7,964,031
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	5,000,000	5,010,500
Series A, AMT, 5.5%, 1/1/2018, INS: AMBAC	4,000,000	4,008,400
		38,074,088
Michigan 4.2%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village:
7.0%, 11/15/2038	4,500,000	4,553,460
7.125%, 11/15/2043	1,500,000	1,520,985
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	2,100,000	2,289,924
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	7,590,000	8,445,393
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community:
5.375%, 5/15/2027	1,000,000	1,013,250
5.5%, 5/15/2036	1,000,000	1,010,420
Kentwood, MI, Economic Development Corp., Limited Obligation, Holland Home, 5.625%, 11/15/2041	3,750,000	3,957,750
Michigan, State Building Authority Revenue, Facilities Program, Series I, 5.0%, 4/15/2034	10,000,000	11,568,400
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	1,820,000	2,036,653
Michigan, State Finance Authority Revenue, Trinity Health Corp.:
5.0%, 12/1/2031	10,910,000	12,189,416
5.0%, 12/1/2038	5,525,000	6,156,121
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	6,315,000	7,168,030
		61,909,802
Mississippi 1.4%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	6,850,250
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.375%, 12/1/2035	1,000,000	1,108,720
Series A, 5.5%, 9/1/2031	4,250,000	4,404,785
Series A, 5.8%, 5/1/2034, GTY: International Paper Co.	4,000,000	4,444,480
Series A, 6.5%, 9/1/2032	2,620,000	2,947,290
		19,755,525
Missouri 1.2%
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	2,023,460
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,001,530
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights:
Series A, 8.25%, 5/15/2039	1,000,000	1,135,250
Series A, 8.25%, 5/15/2045	2,850,000	3,222,780
Missouri, State Health & Educational Facilities Authority, Lutheran Senior Services, 6.0%, 2/1/2041	2,250,000	2,469,690
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	3,635,000	3,667,570
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	4,085,000	4,698,158
		18,218,438
Nebraska 0.4%
Douglas County, NE, Hospital Authority No. 002 Revenue, Health Facilities, Immanuel Obligation Group, 5.625%, 1/1/2040	1,500,000	1,639,755
Douglas County, NE, Hospital Authority No. 3, Health Facilities Revenue, State Methodist Health System, 5.0%, 11/1/2045	1,850,000	2,034,390
Lancaster County, NE, Hospital Authority No.1, Health Facilities Revenue, Immanuel Obligation Group, 5.625%, 1/1/2040	2,500,000	2,800,575
		6,474,720
Nevada 0.1%
Sparks, NV, Local Improvement Districts, Limited Obligation District No. 3, 6.75%, 9/1/2027	1,395,000	1,463,620
New Hampshire 1.5%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	1,035,652
Series A, 5.4%, 1/1/2030	550,000	550,220
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 7.0%, 1/1/2038	5,325,000	6,288,186
New Hampshire, State Business Finance Authority Revenue, Elliot Hospital Obligation Group, Series A, 6.125%, 10/1/2039	5,000,000	5,526,600
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	4,000,000	4,091,560
New Hampshire, State Health & Education Facilities Authority Revenue, Rivermead Retirement Community:
Series A, 6.625%, 7/1/2031	700,000	789,369
Series A, 6.875%, 7/1/2041	2,825,000	3,186,798
		21,468,385
New Jersey 2.8%
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	5,785,000	6,397,227
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	450,000	475,762
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,806,975
New Jersey, State Health Care Facilities Financing Authority Revenue, Saint Barnabas Health, Series A, 5.625%, 7/1/2032	3,500,000	4,047,085
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	16,240,000	13,131,339
Series 1-A, 5.0%, 6/1/2029	15,965,000	14,460,618
		41,319,006
New Mexico 0.6%
Farmington, NM, Pollution Control Revenue, Public Service Co. of New Mexico, Series C, 5.9%, 6/1/2040	7,500,000	8,265,225
New York 5.4%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project, Series A, Prerefunded, 5.75%, 11/15/2022	1,500,000	1,647,075
Hudson, NY, Yards Infrastructure Corp. Revenue:
Series A, 5.25%, 2/15/2047	5,000,000	5,495,150
Series A, 5.75%, 2/15/2047	7,000,000	7,995,120
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 5.0%, 12/1/2045	1,000,000	1,037,530
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, Prerefunded, 5.25%, 7/1/2024	660,000	699,065
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	2,183,900
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 5.0%, 11/15/2044	5,000,000	5,128,400
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	5,795,000	6,775,920
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028, GTY: American Airlines Group	6,100,000	6,414,943
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series FF, 5.0%, 6/15/2039	7,500,000	8,679,225
Series EE, 5.0%, 6/15/2047	11,000,000	12,383,910
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series E-3, 0.01%**, 2/1/2045, SPA: JPMorgan Chase Bank NA	6,350,000	6,350,000
Series B-1, 5.0%, 8/1/2039	11,595,000	13,329,380
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	812,363
		78,931,981
North Carolina 0.5%
Charlotte, NC, Airport Revenue, Series A, 5.0%, 7/1/2039	1,450,000	1,625,842
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,578,700
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	3,320,000	3,396,028
		7,600,570
North Dakota 0.2%
Burleigh County, ND, Health Care Revenue, St. Alexius Medical Center Project, Series A, Prerefunded, 5.0%, 7/1/2035	1,200,000	1,427,112
Grand Forks, ND, Health Care System Revenue, Altru Health System, 5.0%, 12/1/2032	2,000,000	2,169,600
		3,596,712
Ohio 0.9%
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,096,480
Hamilton County, OH, Health Care Facilities Revenue, Christ Hospital Project, 5.5%, 6/1/2042	3,100,000	3,461,460
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
6.125%, 1/1/2031	1,870,000	2,093,072
6.625%, 1/1/2046	2,500,000	2,841,050
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project, Series 2010, 5.75%, 11/15/2040	3,000,000	3,278,280
		12,770,342
Oklahoma 0.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau, Inc. Project, Series A, 7.25%, 11/1/2045	6,500,000	7,116,200
Pennsylvania 3.9%
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligation Group, 6.125%, 1/1/2045	4,350,000	4,643,538
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	1,034,940
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,818,500
Series A, 5.5%, 8/15/2035	6,500,000	7,067,905
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	3,125,000	3,466,500
Pennsylvania, Economic Development Finance Authority, U.S. Airways Group, Series B, 8.0%, 5/1/2029, GTY: U.S. Airways, Inc.	985,000	1,161,019
Pennsylvania, Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility, 6.25%, 1/1/2032	1,500,000	1,659,345
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP, AMT, 5.0%, 12/31/2038	4,785,000	5,160,144
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	1,115,000	1,166,034
Pennsylvania, State Turnpike Commission Revenue:
Series C, 5.0%, 12/1/2043	7,000,000	7,810,110
Series C, 5.0%, 12/1/2044	1,615,000	1,792,795
Series A, 6.5%, 12/1/2036	6,385,000	7,620,370
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,085,000	7,919,542
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/2040	3,000,000	3,348,840
		57,669,582
Puerto Rico 1.3%
Commonwealth of Puerto Rico, Public Improvement, Series B, 6.5%, 7/1/2037	10,000,000	6,517,000
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series C, 5.25%, 8/1/2041	3,065,000	1,274,856
Series A, 5.5%, 8/1/2042	7,650,000	3,219,885
Series A, 5.75%, 8/1/2037	2,130,000	912,556
Series A, 6.0%, 8/1/2042	4,570,000	1,969,030
Series A, 6.375%, 8/1/2039	2,295,000	1,006,036
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	4,273,900
		19,173,263
Rhode Island 0.2%
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	2,345,000	2,422,033
South Carolina 1.9%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,105,770
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	4,469,000	4,277,146
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	3,595,000	3,885,872
South Carolina, State Public Service Authority Revenue, Series C, 5.0%, 12/1/2046	7,500,000	8,271,975
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	8,890,000	10,576,077
		28,116,840
South Dakota 0.6%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	3,194,430
Series B, 5.5%, 7/1/2035	5,000,000	5,417,750
		8,612,180
Tennessee 1.0%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.625%, 4/1/2038	810,000	872,807
Prerefunded, 5.625%, 4/1/2038	2,190,000	2,430,002
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, Mountain States Health Alliance, 6.5%, 7/1/2038	3,570,000	4,104,001
Tennessee, Energy Acquisition Corp., Gas Revenue, Series C, 5.0%, 2/1/2027, GTY: The Goldman Sachs Group, Inc.	6,435,000	7,469,362
		14,876,172
Texas 14.2%
Bexar County, TX, Health Facilities Development Corp. Revenue, Army Retirement Residence Project, 6.2%, 7/1/2045	6,000,000	6,755,100
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	4,000,000	4,230,000
Series A-3, AMT, 5.125%, 5/15/2033	9,000,000	9,502,380
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT, 8.25%, 5/1/2033*	7,000,000	420,000
Cass County, TX, Industrial Development Corp., Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.25%, 3/1/2024	2,000,000	2,429,940
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	2,778,400
Zero Coupon, 1/1/2032	3,500,000	1,783,600
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	1,385,000	1,516,270
Series A, 5.0%, 1/1/2043	1,000,000	1,066,860
6.0%, 1/1/2041	5,455,000	6,240,847
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, 1st Mortgage-Brazos Presbyterian Homes, Inc. Project:
Series B, 7.0%, 1/1/2043	3,000,000	3,559,800
Series B, 7.0%, 1/1/2048	4,000,000	4,714,480
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	3,385,000	3,733,317
Houston, TX, Airport Systems Revenue, Special Facilities Continental Airlines, Inc. Terminal Projects, AMT, 6.625%, 7/15/2038	2,000,000	2,309,880
La Vernia, TX, Higher Education Finance Corp. Revenue, Lifeschools of Dallas:
Series A, Prerefunded, 7.25%, 8/15/2031	1,275,000	1,551,471
Series A, Prerefunded, 7.5%, 8/15/2041	1,785,000	2,188,178
Lewisville, TX, Combination Contract Revenue, 6.75%, 10/1/2032	13,520,000	14,312,813
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	11,000,000	11,988,020
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, Central Power & Light Co. Project, Series A, 6.3%, 11/1/2029	3,000,000	3,405,690
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2034	4,285,000	4,849,120
Series B, 5.0%, 1/1/2045	3,335,000	3,743,471
First Tier, Series A, 5.625%, 1/1/2033	545,000	588,420
First Tier, Series A, Prerefunded, 5.625%, 1/1/2033	455,000	499,376
First Tier, 6.0%, 1/1/2043	5,000,000	5,904,150
First Tier, Series A, 6.25%, 1/1/2039	9,525,000	10,773,251
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	1,715,000	2,035,070
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	8,000,000	8,028,480
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	1,575,000	1,672,508
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project:
Series A, 8.125%, 11/15/2039	1,000,000	854,990
Series A, 8.25%, 11/15/2044	3,430,000	2,932,959
Texas, Dallas/Fort Worth International Airport Revenue:
Series D, 5.0%, 11/1/2035	2,715,000	3,060,973
Series A, 5.25%, 11/1/2038	15,000,000	17,025,300
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	7,445,000	8,157,114
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	16,875,000	20,643,188
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	10,000,000	11,523,700
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue, 5.0%, 12/15/2030	1,670,000	1,830,571
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,704,182
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	8,235,000	9,141,838
Texas, Uptown Development Authority, Tax Increment Contract Revenue, Infrastructure Improvement Facilities, 5.5%, 9/1/2029	1,000,000	1,098,500
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health:
7.0%, 11/1/2030	1,530,000	1,769,277
7.125%, 11/1/2040	3,580,000	4,108,694
		207,432,178
Virginia 0.9%
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	1,021,218
Series B, 5.625%, 9/1/2041	5,332,000	4,267,733
Virginia, Marquis Community Development Authority Revenue, Convertible Cabs, 7.5%, 9/1/2045	1,640,000	1,068,476
Virginia, Mosaic District Community Development Authority Revenue, Series A, 6.875%, 3/1/2036	2,000,000	2,301,520
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	2,554,214
Virginia, State Small Business Financing Authority Revenue, Elizabeth River Crossings LLC Project, AMT, 6.0%, 1/1/2037	2,000,000	2,300,640
		13,513,801
Washington 2.2%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,224,038
Washington, Port of Seattle, Industrial Development Corp., Special Facilities- Delta Airlines, AMT, 5.0%, 4/1/2030	2,000,000	2,096,140
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: AGC	2,970,000	3,102,610
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	16,000,000	17,152,960
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	6,000,000	6,841,560
		32,417,308
West Virginia 1.0%
West Virginia, State Hospital Finance Authority Revenue, Charleston Medical Center, Series A, 5.625%, 9/1/2032	3,080,000	3,401,644
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	7,423,850
6.5%, 10/1/2038	3,000,000	3,170,940
		13,996,434
Wisconsin 0.9%
Wisconsin, Public Finance Authority, Apartment Facilities Revenue, Senior Obligation Group, AMT, 5.0%, 7/1/2042	3,500,000	3,633,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.625%, 4/15/2039	8,160,000	9,074,246
Wisconsin, State Health & Educational Facilities Authority Revenue, St. John's Communities, Inc., Series A, Prerefunded, 7.625%, 9/15/2039	1,000,000	1,177,650
		13,884,896
Other Territories 0.1%
Non-Profit Preferred Funding Trust I, Series A1, 144A, 4.22%, 9/15/2037	1,113,610	1,118,176
Total Municipal Bonds and Notes (Cost $1,270,826,078)		1,380,500,565

Underlying Municipal Bonds of Inverse Floaters (c) 10.0%
Hawaii 0.8%
Hawaii, State General Obligation, Series DK, Prerefunded, 5.0%, 5/1/2027 (d)	1,465,000	1,593,246
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (d)	8,535,000	9,282,154
Trust: Hawaii, State General Obligation, Series 2867, 144A, 18.23%, 5/1/2016, Leverage Factor at purchase date: 4 to 1
		10,875,400
Louisiana 0.8%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (d)	3,026,513	3,440,886
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (d)	3,304,152	3,756,538
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (d)	3,666,834	4,168,875
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.438%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
		11,366,299
Nevada 1.4%
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2035 (d)	9,150,000	9,846,912
Las Vegas Valley, NV, General Obligation, Water District, Series A, 5.0%, 2/1/2036 (d)	9,605,000	10,336,568
Trust: Las Vegas Valley, NV, General Obligation, Water District, 144A, 9.418%, 2/1/2016, Leverage Factor at purchase date: 2 to 1
		20,183,480
New York 2.6%
New York, State Dormitory Authority Revenues, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (d)	5,095,207	5,382,742
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 18.303%, 9/15/2016, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 2/15/2035 (d)	10,000,000	11,302,600
Trust: New York, State Dormitory Authority Revenues, Series 4688, 144A, 9.51%, 3/15/2024, Leverage Factor at purchase date: 2 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2025 (d)	4,000,000	4,398,684
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2026 (d)	3,000,000	3,299,013
New York, State Environmental Facilities Corp., Clean Drinking Water, Series A, 5.0%, 6/15/2027 (d)	3,000,000	3,299,013
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 16.626%, 6/15/2017, Leverage Factor at purchase date: 3.6 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (d)	3,185,000	3,419,798
New York City, NY, Transitional Finance Authority Revenue, Series C-1, Prerefunded, 5.0%, 11/1/2027 (d)	6,815,000	7,317,402
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 11.495%, 11/1/2027, Leverage Factor at purchase date: 2.5 to 1
		38,419,252
Ohio 0.9%
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (d)	4,522,767	4,901,405
Ohio, State Higher Educational Facilities Commission Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (d)	7,712,913	8,358,625
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.679%, 1/1/2028, Leverage Factor at purchase date: 3 to 1
		13,260,030
Tennessee 1.1%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (d)	14,996,415	16,291,778
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 18.316%, 7/1/2017, Leverage Factor at purchase date: 4 to 1
Texas 2.4%
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (d)	5,500,000	6,250,695
Trust: Harris County, TX, Flood Control District, Series 4692, 144A, 9.61%, 10/11/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (d)	15,000,000	16,271,250
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.82%, 2/1/2016, Leverage Factor at purchase date: 3 to 1
Texas, State Transportation Commission Revenue, 5.0%, 4/1/2026 (d)	12,500,000	13,221,250
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 22.64%, 10/1/2016, Leverage Factor at purchase date: 5 to 1
		35,743,195
Total Underlying Municipal Bonds of Inverse Floaters (Cost $135,301,208)		146,139,434

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,406,127,286)†	104.2	1,526,639,999
Floating Rate Notes (c)	(5.9)	(85,964,629)
Other Assets and Liabilities, Net	1.7	24,175,826
Net Assets	100.0	1,464,851,196

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT*	8.00%	9/1/2035	960,000	960,000	10
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, 144A, AMT*	8.25%	5/1/2033	7,000,000	7,000,000	420,000
				7,960,000	420,010

* Non-income producing security.

** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2015.

† The cost for federal income tax purposes was $1,313,101,574. At November 30, 2015, net unrealized appreciation for all securities based on tax cost was $127,573,796. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $168,263,981 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $40,690,185.

(a) At November 30, 2015, this security has been pledged, in whole or in part, as collateral for tender option bond trust.

(b) When-issued security.

(c) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represent leverage to the Fund and is the amount owed to the floating rate note holders.

(d) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

NATL: National Public Finance Guarantee Corp.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities, which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (e)	$ —	$ 1,526,639,999	$ —	$ 1,526,639,999
Total	$ —	$ 1,526,639,999	$ —	$ 1,526,639,999

There have been no transfers between fair value measurement levels during the period ended November 30, 2015.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

as of November 30, 2015 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $1,406,127,286)	$ 1,526,639,999
Cash	6,581,939
Receivable for investments sold	125,000
Receivable for Fund shares sold	1,323,004
Interest receivable	22,333,781
Other assets	72,970
Total assets	1,557,076,693
Liabilities
Payable for investments purchased — when-issued security	2,095,663
Payable for Fund shares redeemed	1,096,968
Payable for floating rate notes issued	85,964,629
Distributions payable	1,313,515
Accrued management fee	428,608
Accrued Trustees' fees	35,668
Other accrued expenses and payables	1,290,446
Total liabilities	92,225,497
Net assets, at value	$ 1,464,851,196
Net Assets Consist of
Undistributed net investment income	2,735,389
Net unrealized appreciation (depreciation) on investments	120,512,713
Accumulated net realized gain (loss)	(125,350,033)
Paid-in capital	1,466,953,127
Net assets, at value	$ 1,464,851,196

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2015 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($356,986,244 ÷ 28,912,685 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.35
Maximum offering price per share (100 ÷ 97.25 of $12.35)	$ 12.70

Class B

Net Asset Value offering and redemption price (subject to contingent deferred sales charge) per share ($253,156 ÷ 20,501 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 12.35

Class C

Net Asset Value offering and redemption price (subject to contingent deferred sales charge) per share ($137,933,356 ÷ 11,164,654 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 12.35
Class S Net Asset Value offering and redemption price per share ($793,249,588 ÷ 64,188,388 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.36
Institutional Class Net Asset Value offering and redemption price per share ($176,428,852 ÷ 14,271,807 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.36

The accompanying notes are an integral part of the financial statements.

Statement of Operations

for the six months ended November 30, 2015 (Unaudited)
Investment Income
Income: Interest	$ 42,248,631
Expenses: Management fee	3,440,806
Administration fee	762,692
Services to shareholders	993,103
Distribution and service fees	1,137,362
Custodian fee	10,675
Professional fees	63,257
Reports to shareholders	44,652
Registration fees	44,781
Trustees' fees and expenses	39,650
Interest expense and fees on floating rate notes issued	280,498
Other	52,979
Total expenses before expense reductions	6,870,455
Expense reductions	(651,144)
Total expenses after expense reductions	6,219,311
Net investment income	36,029,320
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	17,068,826
Change in net unrealized appreciation (depreciation) on investments	(24,135,999)
Net gain (loss)	(7,067,173)
Net increase (decrease) in net assets resulting from operations	$ 28,962,147

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows

for the six months ended November 30, 2015 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 28,962,147
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(166,156,564)
Net amortization of premium/(accretion of discount)	383,221
Proceeds from sales and maturities of long-term investments	394,120,815
(Increase) decrease in interest receivable	3,396,706
(Increase) decrease in other assets	(22,083)
(Increase) decrease in receivable for investments sold	(125,000)
Increase (decrease) in payable for investments purchased — when-issued securities	988,310
Increase (decrease) in other accrued expenses and payables	(261,373)
Change in unrealized (appreciation) depreciation on investments	24,135,999
Net realized (gain) loss from investments	(17,068,826)
Cash provided (used) by operating activities	268,353,352
Cash Flows from Financing Activities
Proceeds from shares sold	164,636,179
Payments for shares redeemed	(371,901,261)
Distributions paid (net of reinvestment of distributions)	(4,460,937)
Increase (decrease) in payable for floating rate notes issued	(50,374,941)
Cash provided (used) by financing activities	(262,100,960)
Increase (decrease) in cash	6,252,392
Cash at beginning of period	329,547
Cash at end of period	$ 6,581,939
Supplemental Disclosure of Non-Cash Activities
Reinvestment of distributions	$ 30,744,824
Interest expense and fees on floating rate notes issued	$ (280,498)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2015 (Unaudited)	Year Ended November 30, 2015

Operations: Net investment income	$ 36,029,320	$ 82,056,615
Net realized gain (loss)	17,068,826	(11,702,648)
Change in net unrealized appreciation (depreciation)	(24,135,999)	(2,674,223)
Net increase (decrease) in net assets resulting from operations	28,962,147	67,679,744
Distributions to shareholders from: Net investment income: Class A	(8,265,419)	(17,520,360)
Class B	(12,587)	(74,803)
Class C	(2,639,273)	(5,394,549)
Class S	(19,179,281)	(42,040,320)
Institutional Class	(5,190,059)	(15,073,278)
Total distributions	(35,286,619)	(80,103,310)
Fund share transactions: Proceeds from shares sold	164,927,853	340,917,065
Reinvestment of distributions	30,744,824	70,628,607
Payments for shares redeemed	(371,093,664)	(549,187,103)
Net increase (decrease) in net assets from Fund share transactions	(175,420,987)	(137,641,431)
Increase (decrease) in net assets	(181,745,459)	(150,064,997)
Net assets at beginning of year	1,646,596,655	1,796,661,652
Net assets at end of year (including undistributed net investment income of $2,735,389 and $1,992,688, respectively)	$ 1,464,851,196	$ 1,646,596,655

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.39	$ 12.49	$ 12.95	$ 12.78	$ 11.78	$12.23
Income from investment operations: Net investment income	.28	.56	.60	.55	.59	.61
Net realized and unrealized gain (loss)	(.04)	(.11)	(.47)	.16	1.00	(.45)
Total from investment operations	.24	.45	.13	.71	1.59	.16
Less distributions from: Net investment income	(.28)	(.55)	(.59)	(.54)	(.59)	(.61)
Net realized gains	—	—	—	—	(.00)***	—
Total distributions	(.28)	(.55)	(.59)	(.54)	(.59)	(.61)
Net asset value, end of period	$ 12.35	$ 12.39	$ 12.49	$ 12.95	$ 12.78	$ 11.78
Total Return (%)[a,b]	1.95**	3.65	1.27	5.57	13.88	1.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	357	378	447	618	569	432
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.96*	1.00	1.05	1.03	1.03	1.08
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.92*	.93	.95	.97	.99	1.03
Ratio of expenses after expense reductions (excluding interest expense) (%)	.88*	.87	.88	.91	.92	.94
Ratio of net investment income (%)	4.63*	4.51	4.94	4.18	4.92	5.35
Portfolio turnover rate (%)	10**	29	24	21	29	30

[a] Total return does not reflect the effect of any sales charges.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.39	$ 12.49	$ 12.95	$ 12.78	$ 11.78	$12.23
Income from investment operations: Net investment income	.24	.47	.51	.45	.50	.52
Net realized and unrealized gain (loss)	(.05)	(.12)	(.47)	.16	1.00	(.45)
Total from investment operations	.19	.35	.04	.61	1.50	.07
Less distributions from: Net investment income	(.23)	(.45)	(.50)	(.44)	(.50)	(.52)
Net realized gains	—	—	—	—	(.00)***	—
Total distributions	(.23)	(.45)	(.50)	(.44)	(.50)	(.52)
Net asset value, end of period	$ 12.35	$ 12.39	$ 12.49	$ 12.95	$ 12.78	$ 11.78
Total Return (%)[a,b]	1.56**	2.86	.51	4.78	13.02	.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.3	1	3	6	8	9
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.78*	1.78	1.82	1.79	1.80	1.87
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.67*	1.68	1.70	1.72	1.74	1.78
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.63*	1.62	1.63	1.66	1.67	1.69
Ratio of net investment income (%)	3.88*	3.75	4.18	3.42	4.19	4.59
Portfolio turnover rate (%)	10**	29	24	21	29	30

[a] Total return does not reflect the effect of any sales charges.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.40	$ 12.50	$ 12.96	$ 12.79	$ 11.79	$12.24
Income from investment operations: Net investment income	.24	.47	.51	.45	.50	.52
Net realized and unrealized gain (loss)	(.06)	(.12)	(.47)	.16	1.00	(.45)
Total from investment operations	.18	.35	.04	.61	1.50	.07
Less distributions from: Net investment income	(.23)	(.45)	(.50)	(.44)	(.50)	(.52)
Net realized gains	—	—	—	—	(.00)***	—
Total distributions	(.23)	(.45)	(.50)	(.44)	(.50)	(.52)
Net asset value, end of period	$ 12.35	$ 12.40	$ 12.50	$ 12.96	$ 12.79	$ 11.79
Total Return (%)[a,b]	1.49**	2.88	.52	4.78	13.03	.61
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	138	144	148	202	188	141
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.73*	1.76	1.80	1.78	1.77	1.82
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.67*	1.68	1.70	1.72	1.74	1.78
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.63*	1.62	1.63	1.66	1.67	1.69
Ratio of net investment income (%)	3.88*	3.76	4.19	3.43	4.16	4.60
Portfolio turnover rate (%)	10**	29	24	21	29	30

[a] Total return does not reflect the effect of any sales charges.

[b] Total return would have been lower had certain expenses not been reduced.

[c] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.40	$ 12.50	$ 12.96	$ 12.79	$ 11.79	$12.24
Income from investment operations: Net investment income	.30	.59	.63	.58	.62	.64
Net realized and unrealized gain (loss)	(.05)	(.11)	(.47)	.16	1.00	(.45)
Total from investment operations	.25	.48	.16	.74	1.62	.19
Less distributions from: Net investment income	(.29)	(.58)	(.62)	(.57)	(.62)	(.64)
Net realized gains	—	—	—	—	(.00)***	—
Total distributions	(.29)	(.58)	(.62)	(.57)	(.62)	(.64)
Net asset value, end of period	$ 12.36	$ 12.40	$ 12.50	$ 12.96	$ 12.79	$ 11.79
Total Return (%)[a]	2.08**	3.91	1.53	5.83	14.15	1.63
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	793	824	884	1,128	1,023	832
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.78*	.83	.92	.89	.90	.94
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.67*	.68	.70	.72	.74	.78
Ratio of expenses after expense reductions (excluding interest expense) (%)	.63*	.62	.63	.66	.67	.69
Ratio of net investment income (%)	4.88*	4.76	5.20	4.43	5.17	5.60
Portfolio turnover rate (%)	10**	29	24	21	29	30

[a] Total return would have been lower had certain expenses not been reduced.

[b] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class	Six Months Ended 11/30/15 (Unaudited)	Years Ended May 31,
		2015	2014	2013	2012	2011
Selected Per Share Data
Net asset value, beginning of period	$ 12.40	$ 12.50	$ 12.97	$ 12.79	$ 11.79	$12.24
Income from investment operations: Net investment income	.30	.59	.63	.58	.63	.64
Net realized and unrealized gain (loss)	(.05)	(.11)	(.48)	.17	1.00	(.45)
Total from investment operations	.25	.48	.15	.75	1.63	.19
Less distributions from: Net investment income	(.29)	(.58)	(.62)	(.57)	(.63)	(.64)
Net realized gains	—	—	—	—	(.00)***	—
Total distributions	(.29)	(.58)	(.62)	(.57)	(.63)	(.64)
Net asset value, end of period	$ 12.36	$ 12.40	$ 12.50	$ 12.97	$ 12.79	$ 11.79
Total Return (%)[a]	2.05**	3.91	1.45	5.93	14.17	1.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	176	298	315	301	220	143
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.74*	.75	.81	.79	.79	.82
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.67*	.68	.70	.71	.74	.75
Ratio of expenses after expense reductions (excluding interest expense) (%)	.63*	.62	.63	.65	.67	.66
Ratio of net investment income (%)	4.88*	4.76	5.20	4.44	5.16	5.62
Portfolio turnover rate (%)	10**	29	24	21	29	30

[a] Total return would have been lower had certain expenses not been reduced.

[b] Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Strategic High Yield Tax-Free Fund (the "Fund") is a diversified series of Deutsche  Municipal Trust (the "Series"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class B shares are closed to new purchases, except exchanges and the reinvestment of dividends or other distributions. Class B shares were not subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. On or about February 10, 2016, all remaining Class B shares will automatically convert to Class A shares. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the "TOB Trust"). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in "Interest expense" in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the year ended November 30, 2015 was approximately $94,524,000, with a weighted average interest rate of 0.60%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Volcker Rule") preclude banking entities from sponsoring and/or providing services to TOB Trusts. In response to these rules, investment market participants have developed and are developing new TOB Trust structures that are designed to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. The Fund currently participates in a number of pre-2014 TOB Trusts (each, a "Legacy TOB Trust") that will need to be restructured to conform to Volcker Rule requirements by the applicable compliance date, currently expected to be July 17, 2017, or unwound. Any new TOB Trust structures must currently comply with the Volcker Rule. A Volcker-compliant TOB Trust structure is similar to traditional TOB Trust structures, with certain key differences. The basic features of the new Volcker-compliant TOB Trust structure currently intended to be implemented by the funds are as follows:

— Portfolio management continues to make certain basic investment determinations, such as which bonds are placed in the TOB Trust, the amount of leverage for any given transaction, whether the transaction is structured as non-recourse or recourse, etc.

— Similar to traditional TOB Trust structures, the fund continues to be the holder of the TOB Inverse Floater Residual Interests.

— Unlike traditional TOB Trust structures, a bank or financial institution no longer serves as the sponsor, depositor, or trust administrator nor does it have any discretionary decision making authority with respect to the TOB Trust.

— Consistent with traditional TOB Trust structures, a bank or financial institution serves as the trustee, liquidity provider, and remarketing agent.

— A third-party administrative agent retained by the fund performs certain of the roles and responsibilities historically provided by banking entities in traditional TOB Trust structures, including certain historical sponsor/administrative roles and responsibilities.

The ultimate impact of the new rules on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely in adverse market scenarios, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At May 31, 2015, the Fund had net tax basis capital loss carryforwards of approximately $149,460,000, including $26,411,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until May 31, 2017 ($3,436,000), May 31, 2018 ($19,507,000) and May 31, 2019 ($3,468,000), the respective expiration dates, whichever occurs first; and approximately $123,049,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($69,488,000) and long-term losses ($53,561,000).

The Fund has reviewed the tax positions for the open tax years as of May 31, 2015 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floaters transactions, certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Series arising in connection with a specific fund are allocated to that fund. Other Series expenses which cannot be directly attributed to a fund are apportioned among the funds in the Series based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at November 30, 2015.

B. Purchases and Sales of Securities

During the six months ended November 30, 2015, purchases and sales of investment securities (excluding short-term investments) aggregated $166,156,564 and $394,120,815, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $300 million of the Fund's average daily net assets	.515%
Next $200 million of such net assets	.465%
Next $500 million of such net assets	.440%
Next $1 billion of such net assets	.420%
Over $2 billion of such net assets	.400%

Accordingly, for the six months ended November 30, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.45% of the Fund's average daily net assets.

For the period from June 1, 2015 through September 30, 2015, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.88%
Class B	1.63%
Class C	1.63%
Class S	.63%
Institutional Class	.63%

Effective October 1, 2015 through September 30, 2016, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:

Class A	.87%
Class B	1.62%
Class C	1.62%
Class S	.62%
Institutional Class	.62%

For the six months ended November 30, 2015, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$ 84,609
Class B	371
Class C	42,828
Class S	439,936
Institutional Class	83,400
$ 651,144

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2015, the Administration Fee was $762,692, of which $119,164 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2015, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2015
Class A	$ 10,376	$ 5,554
Class B	195	119
Class C	3,359	1,736
Class S	49,000	23,970
Institutional Class	3,927	2,320
	$ 66,857	$ 33,699

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2015, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2015
Class B	$ 2,498	$ 171
Class C	523,941	84,890
	$ 526,439	$ 85,061

In addition, DDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2015, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2015	Annualized Rate
Class A	$ 435,571	$ 226,942.24%
Class B	822	259.25%
Class C	174,530	87,172.25%
	$ 610,923	$ 314,373

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2015 aggregated $9,059.

In addition, DDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2015, the CDSC for Class B and Class C shares aggregated $792 and $4,185, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2015, DDI received $1,878 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $11,590, of which $7,928 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

D. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2015.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2015		Year Ended May 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,761,043	$ 21,674,526	5,450,595	$ 68,035,164
Class B	—	—	308	3,893
Class C	436,376	5,373,191	1,549,563	19,337,710
Class S	5,283,971	65,089,994	16,656,926	207,692,529
Institutional Class	5,912,350	72,790,142	3,686,605	45,847,769
		$ 164,927,853		$ 340,917,065
Shares issued to shareholders in reinvestment of distributions
Class A	593,274	$ 7,305,998	1,238,090	$ 15,453,986
Class B	935	11,512	5,089	63,521
Class C	164,984	2,032,578	337,277	4,212,983
Class S	1,314,158	16,196,643	2,873,260	35,911,247
Institutional Class	421,635	5,198,093	1,198,718	14,986,870
		$ 30,744,824		$ 70,628,607
Shares redeemed
Class A	(3,976,048)	$ (48,907,252)	(11,973,473)	$ (148,899,579)
Class B	(72,176)	(886,346)	(135,943)	(1,696,087)
Class C	(1,091,120)	(13,432,990)	(2,057,779)	(25,697,628)
Class S	(8,879,213)	(109,384,600)	(23,750,264)	(297,697,648)
Institutional Class	(16,116,464)	(198,482,476)	(6,016,844)	(75,196,161)
		$ (371,093,664)		$ (549,187,103)
Net increase (decrease)
Class A	(1,621,731)	$ (19,926,728)	(5,284,788)	$ (65,410,429)
Class B	(71,241)	(874,834)	(130,546)	(1,628,673)
Class C	(489,760)	(6,027,221)	(170,939)	(2,146,935)
Class S	(2,281,084)	(28,097,963)	(4,220,078)	(54,093,872)
Institutional Class	(9,782,479)	(120,494,241)	(1,131,521)	(14,361,522)
		$ (175,420,987)		$ (137,641,431)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2015 to November 30, 2015).

The tables illustrate your Fund's expenses in two ways:

— Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

— Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2015 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/15	$ 1,019.50	$ 1,015.60	$ 1,014.90	$ 1,020.80	$ 1,020.50
Expenses Paid per $1,000*	$ 4.64	$ 8.42	$ 8.41	$ 3.38	$ 3.38
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/15	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/15	$ 1,020.46	$ 1,016.70	$ 1,016.70	$ 1,021.71	$ 1,021.71
Expenses Paid per $1,000*	$ 4.65	$ 8.42	$ 8.42	$ 3.39	$ 3.39

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
Deutsche Strategic High Yield Tax-Free Fund†	.92%	1.67%	1.67%	.67%	.67%

† Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.04% for each class.

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche Strategic High Yield Tax-Free Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") in September 2015.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

— In September 2015, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG’s ("Deutsche Bank") Asset and Wealth Management ("Deutsche AWM") division. Deutsche AWM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. Deutsche Bank has advised the Independent Trustees that the U.S. asset management business continues to be a critical and integral part of Deutsche Bank, and that Deutsche Bank will continue to make significant investments in Deutsche AWM, including ongoing enhancements to Deutsche AWM’s investment platform. Deutsche Bank also has confirmed its commitment to maintaining strong legal and compliance groups within the Deutsche AWM division.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2014, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2014. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the Deutsche fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2014). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2014, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board noted that, in connection with the 2014 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee rate by 0.05% and make corresponding adjustments to each management fee breakpoint. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds ("Deutsche Funds") and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors ("Deutsche Europe funds") managed by Deutsche AWM. The Board noted that DIMA indicated that Deutsche AWM does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the individual serving as DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

deutschefunds.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management

Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.

DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.

Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	NOTAX	NOTBX	NOTCX	SHYTX	NOTIX
CUSIP Number	25158T 103	25158T 202	25158T 301	25158T 400	25158T 509
Fund Number	152	252	352	2008	512

Privacy Statement

FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

— Social Security number

— Account balances

— Purchase and transaction history

— Bank account information

— Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Deutsche Asset & Wealth Management collect my personal information?

We collect your personal information, for example. When you:

— open an account

— give us your contact information

— provide bank account information for ACH or wire transactions

— tell us where to send money

— seek advice about your investments

Why can't I limit all sharing?

Federal law gives you the right to limit only

— sharing for affiliates' everyday business purposes — information about your creditworthiness

— affiliates from using your information to market to you

— sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2015

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic High Yield Tax-Free Fund, a series of Deutsche Municipal Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	January 29, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 29, 2016